Segment Information (Schedule Of Segment Reporting Information, By Segment) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Segment Reporting Information [Line Items]
Net revenues	$ 771,718	$ 557,872	$ 386,307
Operating costs and expenses:
Cost of revenues	(304,027)	(222,625)	(147,261)
Selling and marketing	(115,151)	(82,797)	(58,396)
General and administrative	(235,743)	(155,412)	(103,336)
Unallocated corporate expenses	(72,494)	(43,475)	(38,653)
Total operating costs and expenses	(654,921)	(462,371)	(308,993)
Loss on disposal of subsidiaries		(1,537)
Operating income	116,797	95,501	77,314
Segment assets	648,563	436,246	335,150
Unallocated corporate assets	480,254	427,124	261,270
Total assets	1,128,817	863,370	596,420
Language Training And Test Preparation Course [Member]
Segment Reporting Information [Line Items]
Net revenues	663,504	485,563	337,209
Operating costs and expenses:
Cost of revenues	(256,132)	(191,375)	(127,069)
Selling and marketing	(78,646)	(62,320)	(42,985)
General and administrative	(158,655)	(104,391)	(61,992)
Total operating costs and expenses	(493,433)	(358,086)	(232,046)
Operating income	170,071	127,477	105,163
Segment assets	436,403	312,198	229,900
Total assets	436,403	312,198	229,900
Primary And Secondary Education [Member]
Segment Reporting Information [Line Items]
Net revenues	17,757	13,766	9,860
Operating costs and expenses:
Cost of revenues	(8,160)	(6,398)	(5,532)
Selling and marketing	(1,335)	(637)	(211)
General and administrative	(5,532)	(4,145)	(2,720)
Total operating costs and expenses	(15,027)	(11,180)	(8,463)
Operating income	2,730	2,586	1,397
Segment assets	52,839	47,821	43,542
Total assets	52,839	47,821	43,542
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Net revenues	90,457	58,543	39,238
Operating costs and expenses:
Cost of revenues	(39,519)	(23,952)	(13,991)
Selling and marketing	(19,481)	(13,469)	(8,916)
General and administrative	(14,967)	(10,672)	(6,924)
Total operating costs and expenses	(73,967)	(48,093)	(29,831)
Operating income	16,490	10,450	9,407
Segment assets	159,321	76,227	61,708
Total assets	$ 159,321	$ 76,227	$ 61,708